Note Non-consolidated VIEs (Carrying amount and classification of assets related to the Corporation's VI in non-consolidated VIEs and max exposure to loss) (Detail) - FNMA, GNMA, FHLMC VIE - USD ($)
$ in Thousands
	Dec. 31, 2015	Dec. 31, 2014
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Assets	$ 187,655	$ 112,802
Maximum exposure to loss	187,655	112,802
Servicing assets
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Assets	163,224	103,828
Mortgage servicing rights
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Assets	163,224	103,828
Other assets
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Assets	24,431	8,974
Servicing advances
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Assets	$ 24,431	$ 8,974